Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and the UFG entities exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of operations and comprehensive income (loss).

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CHANSON INTERNATIONAL HOLDING

PARENT COMPANY BALANCE SHEETS

	December 31, 2022	December 31, 2021

ASSETS
Current assets
Intercompany receivable	$9,000	$9,000
Total current assets	9,000	9,000

Non-current assets
Loss from investment in subsidiaries	$(5,634,277)	$(4,346,072)

Total assets	$(5,625,277)	$(4,337,072)

LIABILITIES AND SHAREHOLDERS’ DEFICIT

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 9,000,000 shares issued and outstanding as of December 31, 2022 and 2021:
Class A ordinary share, $0.001 par value, 44,000,000 shares authorized; 3,060,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	3,060	3,060
Class B ordinary share, $0.001 par value, 6,000,000 shares authorized; 5,940,000 shares issued and outstanding as of December 31, 2022 and 2021	5,940	5,940
Additional paid-in capital	-	-
Accumulated deficit	(5,634,277)	$(4,346,072)
Accumulated other comprehensive income	-	-
Total shareholders’ deficit	(5,625,277)	$(4,337,072)

Total liabilities and shareholders’ deficit	$(5,625,277)	$(4,337,072)

CHANSON INTERNATIONAL HOLDING

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the Years Ended December 31,
	2022	2021	2020

EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	$(1,288,205)	$506,769	$(447,151)

NET INCOME (LOSS)	(1,288,205)	506,769	(447,151)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME (LOSS)	$(1,288,205)	$506,769	$(447,151)

CHANSON INTERNATIONAL HOLDING

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(1,288,205)	$506,769	$(447,151)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	1,288,205	(506,769)	447,151
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-